EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE
EARNING (LOSS) PER SHARE

	Year Ended December 31, 2017			Year Ended December 31, 2016
	Earnings	Weighted average shares outstanding	Earnings per share	Loss	Weighted average shares outstanding	Loss per share
Basic EPS(1)	$81,793	312,804,323	$0.26	$117,876	289,726,501	$0.41
Dilutive
securities:
Share options	—	29,177	—	—	261,545	—
Diluted EPS	$81,793	312,833,500	$0.26	$117,876	289,988,046	$0.41

(1)	The weighted average shares outstanding used in the basic earnings per share calculation includes the dilutive impact of 417,000 DSAs (year ended December 31, 2016: 463,000 DSAs).
At December 31, 2017, 3,867,025 Shares Options and 417,000 DSAs were outstanding of which 3,653,081 and nil, respectively for the year ended December 31, 2017 were anti-dilutive (year ended December 31, 2016: 3,211,745 Share Options and 463,000 DSAs outstanding, of which 1,638,828 and nil, respectively were anti-dilutive) because the underlying exercise prices exceeded the average market price for the year ended December 31, 2017 of CAD$9.00 (year ended December 31, 2016: CAD$15.46).
During the year ended December 31, 2017, the Company declared and paid to its shareholders dividends of $0.02 per common share per month up to August 8, 2017, for total dividends of $43,686 (year ended December 31, 2016: $69,402), including $7,989 (2016: $2,358) which were paid as share-based dividends.
As a result of shareholder enrollment in the Dividend Reinvestment Plan during the year ended December 31, 2017, $7,989 was reinvested for a total issuance of 1,010,844 common shares of the Company.